Long Term Receivable (Details) - Schedule of the carrying amount of the prepayment for construction of new plant - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Carrying Amount of the Prepayment for Construction of New Plant [Abstract]
Current portion	$ 3,000,000
Non-current portion	7,000,000
Total receivable	$ 10,000,000